Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income (Loss)	$ (1,712,708)	$ (4,399,048)	$ (5,389,629)	$ 1,230,338
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(217,873)	(331,985)	(427,782)	(3,305,765)
Change in fair value of warrant liabilities	8,100	15,470	(8,873)	(233,870)
Changes in operating assets and liabilities:
Prepaid expenses	8,973	151,050	290,100	18,585
Other assets			0	237,900
Accrued expenses	39,187	(131,946)	(194,062)	220,369
Deferred legal fee	975,826	2,998,731	3,735,387	192,196
Income taxes payable	(16,195)	(586,745)	(568,056)	638,962
Net cash used in operating activities	(914,690)	(2,284,473)	(2,562,915)	(1,001,285)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	42,521	141,418	93,430	989,480
Cash withdrawn from Trust Account in connection with redemption	2,927,998	2,515,240	3,879,175	293,509,365
Net cash provided by investing activities	2,970,519	2,656,658	3,972,605	294,498,845
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	845,000	1,625,000	2,025,000	200,000
Redemption of common stock	(2,927,998)	(2,515,240)	(3,879,175)	(293,509,365)
Net cash used in financing activities	(2,082,998)	(890,240)	(1,854,175)	(293,309,365)
Net Change in Cash	(27,169)	(518,055)	(444,485)	188,195
Cash – Beginning	123,870	568,355	568,355	380,160
Cash – Ending	96,701	50,300	123,870	568,355
Supplementary cash flow information:
Cash paid for income taxes	78,830	646,886	646,886	0
Non-cash investing and financing activities:
Cash paid for income taxes	78,830	646,886	646,886	0
Accretion for Class A common stock subject to redemption amount	$ 158,001	$ 71,241	$ 269,598	$ 2,399,062